Fund summary
Goal
Putnam California Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and California personal income tax as we believe to be consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam California Tax Exempt Income Fund [Member]	Class A [Member]		Class B [Member]		Class C [Member]	Class M [Member]	Class Y [Member]
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	5.00%	[2]	1.00%	none	none
[1]	A deferred sales charge of 1.00% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.

Annual Fund Operating Expenses		Putnam California Tax Exempt Income Fund [Member]	Putnam California Tax Exempt Income Fund [Member] Class A [Member]		Putnam California Tax Exempt Income Fund [Member] Class B [Member]	Putnam California Tax Exempt Income Fund [Member] Class C [Member]	Putnam California Tax Exempt Income Fund [Member] Class M [Member]	Putnam California Tax Exempt Income Fund [Member] Class Y [Member]
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Share class			Class A		Class B	Class C	Class M	Class Y
Management fees			0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees			0.22%	[2]	0.85%	1.00%	0.50%
Other expenses			0.09%		0.09%	0.09%	0.09%	0.09%
Total annual fund operating expenses			0.75%		1.38%	1.53%	1.03%	0.53%
[1]	Restated to reflect projected expenses under a management contract effective 1/1/2010.
[2]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam California Tax Exempt Income Fund [Member] (USD $)	Share class	1 year	3 years	5 years	10 years
Class A [Member]	Class A	474	630	800	1,293
Class B [Member]	Class B	640	737	955	1,485
Class C [Member]	Class C	256	483	834	1,824
Class M [Member]	Class M	427	642	875	1,543
Class Y [Member]	Class Y	54	170	296	665

Expense Example, No Redemption Putnam California Tax Exempt Income Fund [Member] (USD $)	Share class	1 year	3 years	5 years	10 years
Class B [Member]	Class B (no redemption)	140	437	755	1,485
Class C [Member]	Class C (no redemption)	156	483	834	1,824

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 16%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2009 11.60% Worst calendar quarter Q4 2008 -5.74%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Putnam California Tax Exempt Income Fund [Member] Before taxes [Member] Class A [Member]	Class A	before taxes		(1.05%)	1.94%	3.36%
Putnam California Tax Exempt Income Fund [Member] Before taxes [Member] Class B [Member]	Class B	before taxes		(2.34%)	1.81%	3.14%
Putnam California Tax Exempt Income Fund [Member] Before taxes [Member] Class C [Member]	Class C	before taxes		1.46%	1.97%	3.00%
Putnam California Tax Exempt Income Fund [Member] Before taxes [Member] Class M [Member]	Class M	before taxes		(0.34%)	1.81%	3.16%
Putnam California Tax Exempt Income Fund [Member] Before taxes [Member] Class Y [Member]	Class Y	before taxes		3.45%	2.95%	3.89%
Putnam California Tax Exempt Income Fund [Member] After taxes on distributions [Member] Class A [Member]	Class A	after taxes on distributions		(1.06%)	1.90%	3.25%
Putnam California Tax Exempt Income Fund [Member] After taxes on distributions and sale of fund shares [Member] Class A [Member]	Class A	after taxes on distributions and sale of fund shares		0.95%	2.29%	3.49%
Barclays Capital Municipal Bond Index [Member]		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	PUTNAM CALIFORNIA TAX EXEMPT INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2011
Prospectus Date	rr_ProspectusDate	Jan 30, 2011
Putnam California Tax Exempt Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam California Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and California personal income tax as we believe to be consistent with preservation of capital.
Fees and expenses	pcteit711402_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pcteit711402_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	pcteit711402_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 16%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pcteit711402_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q3 2009 11.60% Worst calendar quarter Q4 2008 -5.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.74%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam California Tax Exempt Income Fund [Member] | Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTEX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	474
3 years	rr_ExpenseExampleYear03	630
5 years	rr_ExpenseExampleYear05	800
10 years	rr_ExpenseExampleYear10	1,293
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.98%
2002	rr_AnnualReturn2002	7.73%
2003	rr_AnnualReturn2003	4.64%
2004	rr_AnnualReturn2004	4.32%
2005	rr_AnnualReturn2005	3.48%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	1.67%
2008	rr_AnnualReturn2008	(10.64%)
2009	rr_AnnualReturn2009	17.18%
2010	rr_AnnualReturn2010	3.11%
Putnam California Tax Exempt Income Fund [Member] | Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	640
3 years	rr_ExpenseExampleYear03	737
5 years	rr_ExpenseExampleYear05	955
10 years	rr_ExpenseExampleYear10	1,485
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	140
3 years	rr_ExpenseExampleNoRedemptionYear03	437
5 years	rr_ExpenseExampleNoRedemptionYear05	755
10 years	rr_ExpenseExampleNoRedemptionYear10	1,485
Putnam California Tax Exempt Income Fund [Member] | Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	256
3 years	rr_ExpenseExampleYear03	483
5 years	rr_ExpenseExampleYear05	834
10 years	rr_ExpenseExampleYear10	1,824
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	156
3 years	rr_ExpenseExampleNoRedemptionYear03	483
5 years	rr_ExpenseExampleNoRedemptionYear05	834
10 years	rr_ExpenseExampleNoRedemptionYear10	1,824
Putnam California Tax Exempt Income Fund [Member] | Class M [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	427
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	875
10 years	rr_ExpenseExampleYear10	1,543
Putnam California Tax Exempt Income Fund [Member] | Class Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIYX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
Putnam California Tax Exempt Income Fund [Member] | Before taxes [Member] | Class A [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Putnam California Tax Exempt Income Fund [Member] | Before taxes [Member] | Class B [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Putnam California Tax Exempt Income Fund [Member] | Before taxes [Member] | Class C [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Putnam California Tax Exempt Income Fund [Member] | Before taxes [Member] | Class M [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Putnam California Tax Exempt Income Fund [Member] | Before taxes [Member] | Class Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Putnam California Tax Exempt Income Fund [Member] | After taxes on distributions [Member] | Class A [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Putnam California Tax Exempt Income Fund [Member] | After taxes on distributions and sale of fund shares [Member] | Class A [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Barclays Capital Municipal Bond Index [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%

[1]	Restated to reflect projected expenses under a management contract effective 1/1/2010.
[2]	A deferred sales charge of 1.00% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[3]	Represents a blended rate.
[4]	This charge is phased out over six years.